Financial liabilities - Additional Information (Details) € in Thousands, $ in Millions					12 Months Ended
	Aug. 11, 2020 USD ($) installment	Aug. 11, 2020 EUR (€) installment	Aug. 30, 2019 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2013 EUR (€)
Statement Line Items [Line Items]
Total financial liabilities					€ 19,087	€ 18,723		€ 4,522	€ 5,690	€ 5,864
Proceeds from borrowings					1,360	13,900	[1]	0
BPI Refundable advance - FORCE
Statement Line Items [Line Items]
Notional amount		€ 6,800
Financing agreement, number of instalments | installment	4	4
Proceeds from borrowings	$ 1.7	€ 1,700
Financing agreement, remaining number of instalments | installment	3	3
Repayable advance received					1,454
Interest-free loan for innovation
Statement Line Items [Line Items]
Total financial liabilities											€ 1,500
Property transaction (down-payment)
Statement Line Items [Line Items]
Financial liabilities, down payment					0	(74)		(235)	(234)	(386)
Proceeds from borrowings					0	0		0
BPI Refundable advance - FORCE
Statement Line Items [Line Items]
Total financial liabilities					1,454	0
Proceeds from borrowings					€ 1,360
Loan agreement with Société Générale
Statement Line Items [Line Items]
Total financial liabilities						1,300		1,300
Proceeds from borrowings			€ 13,900
Loan agreement, maximum borrowing capacity				€ 15,200
Loan agreement, collateral				15,200
Borrowings, maturity period			12 years
Security interest on pledge of financial instruments will be released in 2024				4,200
Security interest on pledge of financial instruments will be released in 2027				5,000
Security interest on pledge of financial instruments will be released in 2031				€ 6,000
Loan agreement with Société Générale | Fixed interest rate
Statement Line Items [Line Items]
Borrowings, interest rate					2.01%
Loans - Building
Statement Line Items [Line Items]
Total financial liabilities					€ 13,687	14,826		1,300	€ 1,300	€ 1,300
Proceeds from borrowings						€ 13,900		€ 0

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.